Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 6,927	$ 16,521	$ 3,502
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,571	2,924	3,258
Accrued interest and exchange rate changes of debenture and long-term loans	(20)	52	29
Accrued severance pay, net	71	93	20
Gain from sale of property and equipment, net	(101)	(113)	(232)
Stock-based compensation	1,198	380	320
Increase in trade receivables, net	(1,121)	(1,616)	(3,489)
Increase in other accounts receivable and prepaid expenses	(855)	(206)	(942)
Increase in inventories	(56)	(1,170)	(1,063)
Decrease (increase) deferred income taxes	779	(8,018)	1,774
Decrease in long-term accounts receivable	220	165	99
Increase (decrease) in trade payables	48	(1,597)	3,346
Increase (decrease) in other accounts payable and accrued expenses	(1,064)	2,285	2,455
Net cash provided by operating activities	8,597	9,700	9,077
Cash flows from investing activities:
Purchase of property and equipment	(2,721)	(3,033)	(4,129)
Purchase of other intangible assets		(233)	(115)
Proceeds from sale of property and equipment	101	114	648
Acquisition of subsidiary (a)			(8,531)
Net cash used in investing activities	(2,620)	(3,152)	(12,127)
Cash flows from financing activities:
Receipt of long-term loans from banks			6,263
Repayment of long-term loans from banks	(5,078)	(4,875)	(4,976)
Proceeds from issuance of shares and exercise of options, net of issuance costs	90	395	98
Distribution as a dividend in kind of previously consolidated subsidiary (b)			(1,870)
Short-term bank credit, net	32	(231)	716
Net cash provided (used) in financing activities	(4,956)	(4,711)	231
Effect of exchange rate on cash and cash equivalents	132	(528)	(462)
Increase (decrease) in cash and cash equivalents	1,153	1,309	(3,281)
Cash and cash equivalents at the beginning of the year	7,375	6,066	9,347
Cash and cash equivalents at the end of the period- continuing operations	8,528	7,375	6,066
Cash and cash equivalents at the end of the period- discontinued operation
Cash and cash equivalents at the end of the year	8,528	7,375	6,066
Acquisition of subsidiary:
Working capital (Cash and cash equivalent excluded)			(334)
Property and equipment			(1,239)
Intangible assets			(2,098)
Goodwill			(6,070)
Deferred taxes			714
Payables for acquisition of investments in subsidiaries			496
Total of acquisition of subsidiary			(8,531)
The subsidiaries' assets and liabilities at date of distribution:
Working capital (excluding cash and cash equivalents)			(5,443)
Property and equipment			7,048
Goodwill and other intangible assets			15,883
Other long term liabilities			(1,781)
Non-controlling interest			373
Accumulated other comprehensive loss			(213)
Dividend in kind			(17,737)
Total distribution as dividend in kind			(1,870)
Non-cash investing activity:
Purchase of property and equipment	61	61	48
Cash paid during the year for:
Interest	469	703	567
Income taxes	$ 729	$ 540	$ 20